Condensed Consolidating Information (Aviv Healthcare Properties Limited Partnership and Subsidiaries)	12 Months Ended
Dec. 31, 2012
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Consolidating Information

17. Condensed Consolidating Information

The REIT and certain of the Partnership’s direct and indirect wholly owned subsidiaries (the Subsidiary Guarantors and Subordinated Subsidiary Guarantors) fully and unconditionally guaranteed on a joint and several basis, the obligation to pay principal and interest with respect to the Senior Notes issued in February 2011 and April 2011. These Senior Notes were issued by Aviv Healthcare Properties Limited Partnership and Aviv Healthcare Capital Corporation (the Issuers). Separate financial statements of the guarantors are not provided as the consolidating financial information contained herein provides a more meaningful disclosure to allow investors to determine the nature of the assets held by and the operations of the respective guarantor and non-guarantor subsidiaries. Other wholly owned subsidiaries (Non- Guarantor Subsidiaries) that were not included among the Subsidiary Guarantors or Subordinated Subsidiary Guarantors were not obligated with respect to the Senior Notes. The Non-Guarantor Subsidiaries are subject to mortgages. The following summarizes our condensed consolidating information as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011, and 2010:

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 31, 2012

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Net real estate investments	$53,750	$499,605,095	$457,241,113	$26,561,058	$—	$983,461,016
Cash and cash equivalents	16,869,495	(1,859,537)	45,155	479,260	—	15,534,373
Deferred financing costs, net	8,964,976	—	5,672,918	13,371	—	14,651,265
Other	15,737,837	35,006,391	29,686,768	3,109,044	—	83,540,040
Investment in and due from related parties, net	711,027,894	(34,218,545)	(408,291,792)	(2,394,604)	(266,122,953)	—

Total assets	$752,653,952	$498,533,404	$84,354,162	$27,768,129	$(266,122,953)	$1,097,186,694

Liabilities and equity
Secured notes payable and other debt	$403,180,433	$—	$280,506,139	$21,466,843	$—	$705,153,415
Due to related parties	7,542,333	—	5,912	—	—	7,548,245
Tenant security and escrow deposits	50,000	8,589,566	9,281,684	356,922	—	18,278,172
Accounts payable and accrued expenses	13,702,409	6,686,012	3,771,942	47,451	—	24,207,814
Other liabilities	7,677,280	2,343,468	11,476,803	—	—	21,497,551

Total liabilities	432,152,455	17,619,046	305,042,480	21,871,216	—	776,685,197
Total equity	320,501,497	480,914,358	(220,688,318)	5,896,913	(266,122,953)	320,501,497

Total liabilities and equity	$752,653,952	$498,533,404	$84,354,162	$27,768,129	$(266,122,953)	$1,097,186,694

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 31, 2011

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Net real estate investments	$—	$451,926,183	$347,920,590	$22,740,966	$—	$822,587,739
Cash and cash equivalents	42,354,896	(2,635,202)	2,784	(518,751)	—	39,203,727
Deferred financing costs, net	7,777,902	—	5,335,606	28,822	—	13,142,330
Other	16,119,370	30,495,517	27,991,058	223,220	—	74,829,165
Investment in and due from related parties, net	541,083,875	(13,568,414)	(308,312,800)	(6,958,782)	(212,243,879)	—

Total assets	$607,336,043	$466,218,084	$72,937,238	$15,515,475	$(212,243,879)	$949,762,961

Liabilities and equity
Secured notes payable and other debt	$302,552,127	$—	$284,159,963	$13,761,488	$—	$600,473,578
Due to related parties	6,726,541	—	—	—	—	6,726,541
Tenant security and escrow deposits	385,000	7,821,707	7,306,929	226,281	—	15,739,917
Accounts payable and accrued expenses	9,476,684	4,802,452	3,154,007	691,024	—	18,124,167
Other liabilities	40,937,725	6,838,574	13,664,493	—	—	61,440,792

Total liabilities	360,078,077	19,462,733	308,285,392	14,678,793	—	702,504,995
Total equity	247,257,966	446,755,351	(235,348,154)	836,682	(212,243,879)	247,257,966

Total liabilities and equity	$607,336,043	$466,218,084	$72,937,238	$15,515,475	$(212,243,879)	$949,762,961

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2012

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Rental income	$—	$57,115,293	$58,125,800	$2,168,529	$—	$117,409,622
Interest on secured loans	1,490,189	1,297,414	1,845,873	—	—	4,633,476
Interest and other income	3,676	623,749	501,455	78	—	1,128,958

Total revenues	1,493,865	59,036,456	60,473,128	2,168,607	—	123,172,056

Expenses
Interest expense	30,109,091	—	20,148,411	725,225	—	50,982,727
Depreciation and amortization	—	13,895,464	12,440,173	556,174	—	26,891,811
General and administrative	6,433,853	270,160	9,757,830	44,170	—	16,506,013
Transaction costs	4,170,855	920,057	1,578,981	37,910	—	6,707,803
Loss on impairment	—	9,733,197	1,383,665	—	—	11,116,862
Reserve for uncollectible secured loan receivables	6,531,506	—	—	—	—	6,531,506
Loss on extinguishment of debt	—	—	28,244	—	—	28,244
Other expenses	—	400,353	—	—	—	400,353

Total expenses	47,245,305	25,219,231	45,337,304	1,363,479	—	119,165,319

Income before discontinued operations	(45,751,440)	33,817,225	15,135,824	805,128	—	4,006,737
Discontinued operations	—	331,589	—	4,255,103	—	4,586,692

Net (loss) income	(45,751,440)	34,148,814	15,135,824	5,060,231	—	8,593,429

Equity in income (loss) of subsidiaries	54,344,869	—	—	—	(54,344,869)	—

Net income (loss) allocable to common units	$8,593,429	$34,148,814	$15,135,824	$5,060,231	$(54,344,869)	$8,593,429

Unrealized (loss) on derivative instruments	—	—	(475,990)	—	—	(475,990)

Total comprehensive income (loss)	$8,593,429	$34,148,814	$14,659,834	$5,060,231	$(54,344,869)	$8,117,439

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2011

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Rental income	$—	$45,970,474	$43,672,450	$1,368,634	$—	$91,011,558
Interest on secured loans	2,234,012	1,044,074	1,915,058	—	—	5,193,144
Interest and other income	18,226	818,109	7,459	—	—	843,794

Total revenues	2,252,238	47,832,657	45,594,967	1,368,634	—	97,048,496

Expenses
Interest expense	20,458,737	—	17,743,684	464,434	—	38,666,855
Depreciation and amortization	—	10,858,764	9,084,911	328,087	—	20,271,762
General and administrative	4,116,570	64,430	7,237,595	3,812	—	11,422,407
Transaction costs	1,398,566	3,223,398	871,135	—	—	5,493,099
Loss on impairment	—	3,842,771	1,390,034	—	—	5,232,805
Reserve for uncollectible secured loan receivables	1,426,149	86,156	—	—	—	1,512,305
Gain on sale of assets, net	—	(1,170,991)	—	—	—	(1,170,991)
Loss on extinguishment of debt	—	—	3,806,513	—	—	3,806,513
Other expenses	—	266,902	—	—	—	266,902

Total expenses	27,400,022	17,171,430	40,133,872	796,333	—	85,501,657

Income before discontinued operations	(25,147,784)	30,661,227	5,461,095	572,301	—	11,546,839
Discontinued operations	—	(84,060)	—	(149,655)	—	(233,715)

Net (loss) income	(25,147,784)	30,577,167	5,461,095	422,646	—	11,313,124

Equity in income (loss) of subsidiaries	36,460,908	—	—	—	(36,460,908)	—

Net income (loss) allocable to common units	$11,313,124	$30,577,167	$5,461,095	$422,646	$(36,460,908)	$11,313,124

Unrealized (loss) on derivative instruments	—	—	(7,391,774)	—	—	(7,391,774)

Total comprehensive income (loss)	$11,313,124	$30,577,167	$(1,930,679)	$422,646	$(36,460,908)	$3,921,350

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2010

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Rental income	$—	$44,994,208	$38,871,951	$230,857	$—	$84,097,016
Interest on secured loans	1,384,731	1,738,619	2,048,621	—	—	5,171,971
Interest and other income	20,132	98,206	14,948	—	—	133,286

Total revenues	1,404,863	46,831,033	40,935,520	230,857	—	89,402,273

Expenses
Interest expense	305,547	860,212	22,486,033	77,961	—	23,729,753
Depreciation and amortization	—	9,260,769	7,930,923	54,681	—	17,246,373
General and administrative	3,576,085	119,462	6,125,975	1,125	—	9,822,647
Transaction costs	101,007	16,504	1,459,416	1,298	—	1,578,225
Loss on impairment	—	96,000	—	—	—	96,000
Reserve for uncollectible secured loan receivables	750,000	—	—	—	—	750,000
Change in fair value of derivatives	—	—	(2,931,309)	—	—	(2,931,309)
Gain on sale of assets, net	—	(511,553)	—	—	—	(511,553)
Loss on extinguishment of debt	14,900	690,615	1,590,047	—	—	2,295,562

Total expenses	4,747,539	10,532,009	36,661,085	135,065	—	52,075,698

Income before discontinued operations	(3,342,676)	36,299,024	4,274,435	95,792	—	37,326,575
Discontinued operations	—	729,723	—	(73,578)	—	656,145

Net (loss) income	(3,342,676)	37,028,747	4,274,435	22,214	—	37,982,720

Distributions and accretion on Class E Preferred Units	(17,371,893)	—	—	—	—	(17,371,893)
Net income attributable to noncontrolling interests	(241,622)	—	—	—	—	(241,622)
Equity in income (loss) of subsidiaries	41,325,396	—	—	—	(41,325,396)	—

Net income (loss) allocable to common units	$20,369,205	$37,028,747	$4,274,435	$22,214	$(41,325,396)	$20,369,205

Unrealized (loss) on derivative instruments	—	—	4,094,432	—	—	4,094,432

Total comprehensive income (loss)	$20,369,205	$37,028,747	$8,368,867	$22,214	$(41,325,396)	$24,463,637

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2012

	Issuers	Subsidiary Guarantors	Subordinated Subguarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(152,296,994)	$72,848,497	$129,218,491	$(5,977,504)	$—	$43,792,490
Investing activities
Purchase of real estate investments	—	(49,004,392)	(119,321,000)	(4,540,206)	—	(172,865,598)
Sale of real estate investments	—	14,867,210	330,000	16,735,771	—	31,932,981
Capital improvements	(53,750.00)	(9,563,495)	(3,940,350)	—	—	(13,557,595)
Development projects	—	(26,094,068)	-373,148	(1,508,405)	—	(27,975,621)
Secured loan receivables received from others	12,754,973	1,352,851	524,371	—	—	14,632,195
Secured loan receivables funded to others	(13,064,531)	(3,630,938)	(161,077)	—	—	(16,856,546)

Net cash provided by (used in) investing activities	(363,308)	(72,072,832)	(122,941,204)	10,687,160	—	(184,690,184)
Financing activities
Borrowings of debt	101,000,000	—	164,224,200	2,536,894	—	267,761,094
Repayment of debt	—	—	(167,878,024)	(6,248,539)	—	(174,126,563)
Payment of financing costs	(2,562,303)	—	(2,581,092)	—	—	(5,143,395)
Deferred contribution	—	—	—	—	—	—
Capital contributions	109,000,000	—	—	—	—	109,000,000
Cost of raising capital	(35,000,000.00)	—	—	—	—	(35,000,000)
Cash distributions to partners	(45,262,796)	—	—	—	—	(45,262,796)

Net cash provided by (used in) financing activities	127,174,901	—	(6,234,916)	(3,711,645)	—	117,228,340

Net decrease in cash and cash equivalents	(25,485,401)	775,665	42,371	998,011	—	(23,669,354)
Cash and cash equivalents:
Beginning of period	42,354,896	(2,635,202)	2,784	(518,751)	—	39,203,727

End of period	$16,869,495	$(1,859,537)	$45,155	$479,260	—	$15,534,373

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2011

	Issuers	Subsidiary Guarantors	Subordinated Subguarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(293,472,178)	$132,453,026	$211,215,073	$235,096	$—	$50,431,017
Investing activities
Purchase of real estate investments	—	(121,493,813)	(59,720,388)	—	—	(181,214,201)
Sale of real estate investments	—	1,510,000	—	—	—	1,510,000
Capital improvements	—	(4,553,303)	(4,810,484)	—	—	(9,363,787)
Development projects	—	(16,015,901)	0	(5,390,246)	—	(21,406,147)
Secured loan receivables received from others	(68,778)	12,344,043	2,062,446	—	—	14,337,711
Secured loan receivables funded to others	(2,700,000)	(7,809,045)	(410,742)	—	—	(10,919,787)

Net cash provided by (used in) investing activities	(2,768,778)	(136,018,019)	(62,879,168)	(5,390,246)	—	(207,056,211)
Financing activities
Borrowings of debt	302,750,000	—	97,416,570	4,761,462	—	404,928,032
Repayment of debt	—	—	(244,727,948)	(104,549)	—	(244,832,497)
Payment of financing costs	(8,593,540)	—	(1,000,564)	(13,600)	—	(9,607,704)
Deferred contribution	35,000,000	—	—	—	—	35,000,000
Capital contributions	40,419,757	—	—	—	—	40,419,757
Cost of raising capital	—	—	—	—	—	—
Cash distributions to partners	(43,107,141)	—	—	—	—	(43,107,141)

Net cash provided by (used in) financing activities	326,469,076	—	(148,311,942)	4,643,313	—	182,800,447

Net decrease in cash and cash equivalents	30,228,120	(3,564,993)	23,963	(511,837)	—	26,175,253
Cash and cash equivalents:
Beginning of period	12,126,776	929,791	(21,179)	(6,914)	—	13,028,474

End of period	$42,354,896	$(2,635,202)	$2,784	$(518,751)	—	$39,203,727

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2010

	Issuers	Subsidiary Guarantors	Subordinated Subguarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(70,625,627)	$43,084,127	$79,094,472	$3,127,284	$—	$54,680,256
Investing activities
Purchase of real estate investments	—	(17,680,000)	(25,704,043)	(11,500,000)	—	(54,884,043)
Sale of real estate investments	—	4,084,315	1,510	—	—	4,085,825
Payment of earn-out provision for previously acquired real estate investments	—	—	(9,600,731)	—	—	(9,600,731)
Capital improvements	—	(4,943,249)	(707,548)	—	—	(5,650,797)
Development projects	—	(1,517,996)	—	(714,337)	—	(2,232,333)
Secured loan receivables received from others	5,917,739	2,890,464	478,067	—	—	9,286,270
Secured loan receivables funded to others	(8,652,165)	(7,032,822)	(435,851)	—	—	(16,120,838)

Net cash provided by (used in) investing activities	(2,734,426)	(24,199,288)	(35,968,596)	(12,214,337)	—	(75,116,647)
Financing activities
Borrowings of debt	—	—	433,677,230	9,112,340	—	442,789,570
Repayment of debt	(12,000,000)	(19,154,359)	(451,360,566)	(7,765)	—	(482,522,690)
Payment of financing costs	(100,000)	—	(10,443,495)	(24,436)	—	(10,567,931)
Payment for swap termination	—	—	(3,380,160)	—	—	(3,380,160)
Capital contributions	223,866,121	—	—	—	—	223,866,121
Redemption of Class E Preferred Units and warrants	(92,001,451)	—	—	—		(92,001,451)
Redemption of Class F Units	—	—	(23,602,649)	—	—	(23,602,649)
Cash distributions to partners	(34,534,439)	—	(2,124,013)	—	—	(36,658,452)

Net cash provided by (used in) financing activities	85,230,231	(19,154,359)	(57,233,653)	9,080,139	—	17,922,358

Net decrease in cash and cash equivalents	11,870,178	(269,520)	(14,107,777)	(6,914)	—	(2,514,033)
Cash and cash equivalents:
Beginning of period	256,598	1,199,311	14,086,598	—	—	15,542,507

End of period	$12,126,776	$929,791	$(21,179)	$(6,914)	$—	$13,028,474